INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of intangible assets

								Consolidated
	Ref.	Goodwill	Customer relationships	Software	Trademarks and patents	Rights and licenses (*)	Others	Total
Balance at December 31, 2023		4,126,255	85,276	17,708	213,997	6,090,962	2,283	10,536,481
Cost		4,675,302	718,929	276,617	217,560	6,431,706	2,283	12,322,397
Accumulated amortization		(549,047)	(633,653)	(258,909)	(3,563)	(340,744)		(1,785,916)
Balance at December 31, 2023		4,126,255	85,276	17,708	213,997	6,090,962	2,283	10,536,481
Effect of foreign exchange differences			4,748	504	36,655			41,907
Acquisitions				2,956				2,956
Transfer between groups - fixed assets				70,819		3,644		74,463
Write-offs				(798)				(798)
Amortization			(49,785)	(26,975)	(4)	(141,446)		(218,210)
Transfers to other asset categories				49,786	1,780	(51,566)
Others						1,292		1,292
Balance at December 31, 2024		4,126,255	40,239	114,000	252,428	5,902,886	2,283	10,438,091
Cost		4,675,302	858,748	389,604	256,085	6,384,805	2,283	12,566,827
Accumulated amortization		(549,047)	(818,509)	(275,604)	(3,657)	(481,919)		(2,128,736)
Balance at December 31, 2024		4,126,255	40,239	114,000	252,428	5,902,886	2,283	10,438,091
Effect of foreign exchange differences			15	37	734	262		1,048
Acquisitions				2,977				2,977
Transfer between groups - fixed assets				45,190				45,190
Amortization	28		(9,669)	(36,325)	(17)	(144,393)		(190,404)
Transfers to other asset categories			(13,715)	21,300	339	(5,652)	(2,272)
Acquisition of stakes in subsidiaries		653,074	8,247	1,044	45,280			707,645
Others						1,578		1,578
Balance at December 31, 2025		4,779,329	25,117	148,223	298,764	5,754,681	11	11,006,125
Cost		5,328,376	881,322	436,871	302,347	6,383,219	11	13,332,146
Accumulated amortization		(549,047)	(856,205)	(288,648)	(3,583)	(628,538)		(2,326,021)
Balance at December 31, 2025		4,779,329	25,117	148,223	298,764	5,754,681	11	11,006,125
(*)	Composed mainly of: (i) mining rights amortized by production volume and (ii) Concession contract for hydroelectric resource utilization in acquiring control of Companhia Estadual de Geração de Energia Elétrica- CEEE-G, with amortization performed over the contract's term.

Schedule of goodwill impairment test

							Consolidated
		Goodwill		Trademarks		Total
Cash generating unity	Segment	12/31/2025	12/31/2024	12/31/2025	12/31/2024	12/31/2025	12/31/2024

Packaging (1)	Steel	170,163	170,163			170,163	170,163
Long steel (2)	Steel	235,595	235,595	218,614	217,538	454,209	453,133
Mining (3)	Mining	3,236,402	3,236,402			3,236,402	3,236,402
Cements (4)	Cement	468,870	468,870	34,835	34,822	503,705	503,692
Road logistics(5)	Logistics	613,911				613,911
Services(6)	Others	54,388	15,225			54,388	15,225
		4,779,329	4,126,255	253,449	252,360	5,032,778	4,378,615
(1)	Acquisition of CBL Group in 2011 and Metalgráfica Iguaçu in 2022 by Prada
(2)	Acquisition of Stahlwerk Thuringen GmbH (“SWT”) and Gallardo Sections in 2012 by CSN
(3)	Acquisition of Namisa in 2015 by CSN Mineração
(4)	Acquisition of Elizabeth Cimentos S.A. in 2021 and CSN Cimentos Brasil S.A in 2022 by CSN
(5)	Transaction related to the acquisition of participation in the Estrela Comércio e Participações S.A Group (see note 3)
(6)	Acquisition of CBSI in 2019 by CSN and Global Dot (see note 3).

Schedule of average estimated useful lives

		Consolidated
	12/31/2025	12/31/2024
Software	8	8
Customer relationships	13	13